Investments and Fair Value Instruments - Summary of Changes in Fair Value and Other Adjustments of Assets and Liabilities (Detail) - Level 3 [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 3,257	$ 2,806
Initial recognition	250	6,810
Change in fair value	(493)	(6,359)
Ending Balance	3,014	3,257
March 2023 Options - Series A [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	1,008	0
Initial recognition	0	4,324
Change in fair value	(378)	(3,316)
Ending Balance	630	1,008
March 2023 Options - Series B [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	41	0
Initial recognition	0	2,274
Change in fair value	(41)	(2,233)
Ending Balance	0	41
March 2023 Placement Agent Options [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	46	0
Initial recognition	0	212
Change in fair value	(19)	(166)
Ending Balance	27	46
August 2022 Options [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	159	767
Initial recognition	0	0
Change in fair value	(53)	(608)
Ending Balance	106	159
August 2022 Placement Agent Options [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	3	39
Initial recognition	0	0
Change in fair value	(2)	(36)
Ending Balance	1	3
Note Receivable Bifurcated Derivatives [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	0
Initial recognition	250
Change in fair value	0
Ending Balance	250	0
Contingent Liabilities [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	2,000	2,000
Initial recognition	0	0
Change in fair value	0	0
Ending Balance	$ 2,000	$ 2,000